REINSURANCE (Tables)	12 Months Ended
Dec. 31, 2013
Balance and Financial Rating Related to Reinsurers

These reinsurers are well-known and well-established, as evidenced by the strong financial ratings at December 31, 2013 presented below:

Reinsurer	Total Recoverable	A.M. Best Rating at December 31, 2013
	(in millions)
Protective Life Insurance Company	$192	A+ (superior)
Munich American Reassurance Company	167	A+ (superior)
Employers Reassurance Corporation	83	A-(excellent)
General Re Life Corporation	82	A++ (superior)
All others	54	A+ to B++ (superior to good)

	$578